UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2011
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           04/12/2011
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       86
                                         -------------
Form 13F Information Table Value Total:   1,434,834
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ambassadors Group Inc          COM              023177108     1753   160100 SH       Sole                   160100
America's Car-Mart Inc.        COM              03062T105      799    31000 SH       Sole                    31000
American Business Bank         COM              02475l105      368    16002 SH       Sole                    16002
Amerisafe, Inc.                COM              03071h100      975    44100 SH       Sole                    44100
AngioDynamics, Inc.            COM              03475v101      420    27800 SH       Sole                    27800
Arthur J Gallagher & Co.       COM              363576109     3776   124170 SH       Sole                   124170
Bank of the Ozarks, Inc.       COM              063904106     7779   177975 SH       Sole                   177975
Bed Bath and Beyond            COM              075896100    28654   593629 SH       Sole                   593629
Berkshire Hathaway A           COM              084670108    40723      325 SH       Sole                      325
Berkshire Hathaway B           COM              084670702    14243   170310 SH       Sole                   170310
Biglari Holdings Inc.          COM              08986r101     1207     2850 SH       Sole                     2850
Brookfield Asset Management    COM              112585104    37307  1149309 SH       Sole                  1149309
Brown & Brown Inc.             COM              115236101    75500  2926365 SH       Sole                  2926365
Cambridge Bancorp              COM              132152109      549    16015 SH       Sole                    16015
Camden National Corp           COM              133034108      731    21336 SH       Sole                    21336
Carmax                         COM              143130102    29585   921660 SH       Sole                   921660
Chemung Financial Corp         COM              164024101      212     9051 SH       Sole                     9051
Clarcor Inc.                   COM              179895107      289     6424 SH       Sole                     6424
Contango Oil & Gas Company     COM              21075n204     1958    30960 SH       Sole                    30960
Courier Corp                   COM              222660102     4044   289688 SH       Sole                   289688
Digital River                  COM              25388b104    35515   948838 SH       Sole                   948838
Dimeco Inc.                    COM              25432w104      206     5346 SH       Sole                     5346
Donaldson Co., Inc.            COM              257651109    42566   694501 SH       Sole                   694501
Enterprise Financial Services  COM              293712105      497    35301 SH       Sole                    35301
EOG Resources Inc.             COM              26875p101    48384   408273 SH       Sole                   408273
Exactech, Inc.                 COM              30064e109      457    26065 SH       Sole                    26065
Exxon Mobil Corp               COM              30231G102      694     8254 SH       Sole                     8254
Federated Investors            COM              314211103     5751   215000 SH       Sole                   215000
Flowers Foods                  COM              343498101     6841   251225 SH       Sole                   251225
Forward Air                    COM              349853101    36866  1203605 SH       Sole                  1203605
Franklin Resources             COM              354613101    34591   276551 SH       Sole                   276551
General Electric Co            COM              369604103     2015   100481 SH       Sole                   100481
Glenville Bank Hldg Co.        COM              37908p109      207     2756 SH       Sole                     2756
Graco                          COM              384109104    25214   554265 SH       Sole                   554265
Heartland Express              COM              422347104    40996  2336931 SH       Sole                  2336931
Hilltop Holdings               COM              432748101      447    44475 SH       Sole                    44475
Home Bancshares, Inc           COM              436893200     4191   184201 SH       Sole                   184201
Houston Wire & Cable Company   COM              44244K109      842    57600 SH       Sole                    57600
Idex Corporation               COM              45167R104    53506  1225785 SH       Sole                  1225785
Illinois Tool Works            COM              452308109    31287   582407 SH       Sole                   582407
International Bus Mach         COM              459200101      310     1900 SH       Sole                     1900
John Wiley & Sons              COM              968223206    69957  1376025 SH       Sole                  1376025
Johnson & Johnson              COM              478160104    38541   650483 SH       Sole                   650483
Joy Global Inc.                COM              481165108     3360    34000 SH       Sole                    34000
Knight Transportation Inc.     COM              499064103    18132   941915 SH       Sole                   941915
Ledyard Financial Group        COM              523338101      386    11450 SH       Sole                    11450
M & T Bank Corp                COM              55261F104    12561   141981 SH       Sole                   141981
Magnum Hunter Res Corp         COM              55973b102      386    45001 SH       Sole                    45001
Markel Corp                    COM              570535104    55614   134188 SH       Sole                   134188
McGrath Rentcorp               COM              580589109    28657  1050869 SH       Sole                  1050869
Mednax Inc.                    COM              58502b106    63270   949860 SH       Sole                   949860
Merchants Bancshares Inc.      COM              588448100      249     9401 SH       Sole                     9401
Meredith Corp                  COM              589433101    28885   851568 SH       Sole                   851568
Metro Bancorp Inc.             COM              59161r101      531    42976 SH       Sole                    42976
Microchip Technology Inc.      COM              595017104      380    10001 SH       Sole                    10001
Micros Systems                 COM              594901100     4141    83776 SH       Sole                    83776
Midsouth Bancorp               COM              598039105      547    37851 SH       Sole                    37851
Mohawk Industries              COM              608190104    16933   276908 SH       Sole                   276908
NBT Bancorp Inc.               COM              628778102     4495   197241 SH       Sole                   197241
OneBeacon                      COM              G67742109    11756   868891 SH       Sole                   868891
Patriot Transportation Holding COM              70337B102      536    20055 SH       Sole                    20055
Patterson Companies Inc.       COM              703395103    37878  1176689 SH       Sole                  1176689
Penseco Financial Services     COM              709570105      209     5651 SH       Sole                     5651
Protective Life Corp.          COM              743674103    44247  1666544 SH       Sole                  1666544
Rofin-Sinar Technologies Inc.  COM              775043102      778    19700 SH       Sole                    19700
Ross Stores Inc.               COM              778296103    51022   717404 SH       Sole                   717404
SCBT Financial                 COM              78401v102     9304   279566 SH       Sole                   279566
Southern National Bancorp of V COM              843395104      607    84775 SH       Sole                    84775
Sterling Bancorp               COM              859158107      279    27825 SH       Sole                    27825
Strayer Education              COM              863236105    13088   100297 SH       Sole                   100297
Stryker Corp                   COM              863667101    24207   398149 SH       Sole                   398149
Suffolk Bancorp                COM              864739107      570    27160 SH       Sole                    27160
TCF Financial                  COM              872275102    30751  1938886 SH       Sole                  1938886
Trustco Bank Corp              COM              898349105      132    22271 SH       Sole                    22271
Ultra Petroleum Corp           COM              903914109    36085   732681 SH       Sole                   732681
US Bancorp                     COM              902973304      203     7694 SH       Sole                     7694
US Ecology, Inc.               COM              91732j102     5064   290550 SH       Sole                   290550
Washington Banking Co.         COM              937303105      176    12475 SH       Sole                    12475
Watson Pharmaceuticals         COM              942683103      470     8400 SH       Sole                     8400
Websense, Inc.                 COM              947684106      811    35300 SH       Sole                    35300
Westamerica Bank               COM              957090103    13440   261626 SH       Sole                   261626
White Mtns Insurance           COM              g9618e107    57326   157402 SH       Sole                   157402
Winthrop Realty Trust          COM              976391102      557    45500 SH       Sole                    45500
Xilinx Inc                     COM              983919101    27404   835494 SH       Sole                   835494
Yum Brands                     COM              988498101    40614   790460 SH       Sole                   790460
Zebra Technologies A           COM              989207105    58040  1479097 SH       Sole                  1479097